Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Liabilities
Schedule of other current liabilities

	Millions of Euros
	31/12/2025	31/12/2024
Salaries payable	230	240
Other current debts	7	7
Deferred income	27	36
Advances received	50	35
Other current liabilities	314	318